Stock Incentive Plans - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock price per share (in dollars per share)	$ 5.64	$ 2.22	$ 2.41	$ 2.22
Expected option term (years)	5 years 10 months 24 days	5 years 8 months 12 days	5 years 6 months	5 years 8 months 12 days	5 years 8 months 12 days
Expected volatility	71.40%	67.90%	71.30%	67.90%	67.90%
Risk-free rate of return	3.90%	4.30%	4.00%	4.30%	4.30%
Expected annual dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%